RUBY MINE ACQUISITION (Details) - Schedule of Business Acquisitions, by Acquisition (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Cash Paid	$ 280,000	$ 80,000
Total Consideration Paid	2,878,519
Note Payable at closing	1,990,000
Fees Paid Escrow Agent at Closing [Member]
Business Acquisition [Line Items]
Other Consideration	2,076
Value of Extension of Term for 09/27/10 Warrants Issued [Member]
Business Acquisition [Line Items]
Equity Interests Consideration	2,519
Warrant at $0.02 [Member]
Business Acquisition [Line Items]
Equity Interests Consideration		149,896
Warrant at $0.10 [Member]
Business Acquisition [Line Items]
Equity Interests Consideration	219,941
Due Diligence Fees Paid in Cash [Member]
Business Acquisition [Line Items]
Other Consideration		4,087
Common Stock Valued at $150,000 [Member]
Business Acquisition [Line Items]
Equity Interests Consideration		$ 150,000